UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                            811-6377

DREYFUS MUNICIPAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:   (212) 922-6000

Date of fiscal year end: 8/31

Date of reporting period: 11/30/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic Municipal Money Market Fund

November 30, 2009 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.7%	Rate (%)		Date	Amount ($)		Value ($)
Alabama--.8%
Evergreen Industrial Development
Board, Industrial Revenue,
Refunding (Tenax Manufacturing
Project) (LOC; San Paolo Bank)		0.34	12/7/09	2,300,000	a	2,300,000

Arizona--1.6%
Salt River Project Agricultural
Improvement and Power
District, COP (Lease Purchase
Agreement with Desert Basin
Independent Trust)		5.00	12/1/09	1,000,000		1,000,000
Yavapai County Industrial
Development Authority, HR
(Northern Arizona Healthcare
System) (LOC; Banco Bilbao
Vizcaya Argentaria)		0.25	12/7/09	3,500,000	a	3,500,000

California--1.7%
Southern California Public Power
Authority, Transmission
Project Revenue, Refunding
(Southern Transmission
Project) (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility;
Westdeutsche Landesbank)		0.32	12/7/09	5,000,000	a	5,000,000

Colorado--2.7%
CollegeInvest,
Education Loan Revenue (LOC;
Lloyds TSB Bank PLC)		0.31	12/7/09	1,700,000	a	1,700,000
Denver City and County,
Airport System Revenue (LOC;

Landesbank Baden-Wurttemberg)	0.32	12/7/09	3,500,000	a	3,500,000
Solaris Metropolitan District
Number 1, Property Tax Revenue
(LOC; Key Bank)	0.97	12/7/09	2,610,000	a	2,610,000

Connecticut--1.2%
Hartford,
GO Notes, BAN	2.25	4/15/10	2,500,000		2,515,727
New Haven,
GO Notes, BAN	1.25	2/15/10	1,000,000		1,000,775

District of Columbia--2.1%
Anacostia Waterfront Corporation,
PILOT Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC;
Wachovia Bank)	0.23	12/7/09	5,975,000	a,b	5,975,000

Florida--9.2%
Capital Trust Agency,
MFHR (Brittany Bay Apartments
- Waterman's Crossing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.40	12/7/09	2,835,000	a,b	2,835,000
Dade County Industrial Development
Authority, Exempt Facilities
Revenue, Refunding (Florida
Power and Light Company
Projects)	0.22	12/1/09	6,600,000	a	6,600,000
Greater Orlando Aviation
Authority, Airport Facilities
Revenue, CP (LOC: Bayerische
Landsbank, State Street Bank
and Trust Co. and Westdeutsche
Landesbank)	0.88	12/2/09	5,000,000		5,000,000
Jacksonville,
Educational Facilities Revenue
(Edward Waters College
Project) (LOC; Wachovia Bank)	0.34	12/7/09	1,240,000	a	1,240,000
Manatee County School District,
GO Notes, TAN	1.00	5/1/10	2,000,000		2,004,963
Orange County Health Facilities

Authority, HR (Orlando
Regional Healthcare System)
(LOC; Branch Banking and Trust
Co.)	0.28	12/7/09	4,500,000	a	4,500,000
Palm Beach County School District,
Revenue, TAN	0.75	2/1/10	4,000,000		4,002,919

Georgia--2.6%
Clayton County Development
Authority, Revenue (DACC
Public Purpose Corporation II
Project) (LOC; Dexia Credit
Locale)	1.05	12/7/09	4,570,000	a	4,570,000
Fulton County,
General Fund TAN	1.00	12/31/09	3,000,000		3,001,681

Illinois--2.1%
Illinois Development Finance
Authority, Revenue (Park Ridge
Youth Campus Project) (LOC;
ABN-AMRO)	0.45	12/7/09	1,000,000	a	1,000,000
Illinois Finance Authority,
Revenue (Elgin Academy
Project) (LOC; Charter One
Bank NA)	1.78	12/7/09	2,185,000	a	2,185,000
Illinois Finance Authority,
Revenue (The Art Institute of
Chicago) (LOC; Northern Trust
Co.)	0.30	12/7/09	2,800,000	a	2,800,000

Indiana--2.5%
Carmel Clay Schools,
GO Notes, TAW	2.75	12/31/09	3,610,000		3,615,160
Indiana Bond Bank,
Advance Funding Program Notes	2.00	1/5/10	1,000,000		1,001,494
Indiana Educational Facilities
Authority, Revenue (Martin
University Project) (LOC; Key
Bank)	0.50	12/7/09	2,625,000	a	2,625,000

Iowa--3.4%

Guttenberg,
HR, BAN (Guttenberg Municipal
Hospial Project)	1.50	12/1/10	2,600,000		2,612,897
Iowa Finance Authority,
SWDR (MidAmerican Energy
Project)	0.50	12/7/09	5,000,000	a	5,000,000
Iowa Higher Education Loan
Authority, Revenue, BAN
(William Penn University
Project)	1.50	12/1/10	2,000,000		2,009,920

Kansas--.5%
Shawnee,
IDR (Thrall Enterprises Inc.
Project) (LOC; ABN-AMRO)	0.45	12/7/09	1,500,000	a	1,500,000

Louisiana--2.7%
Ascension Parish,
Revenue (BASF Corporation
Project)	0.53	12/7/09	2,800,000	a	2,800,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; FHLB)	0.20	12/7/09	5,000,000	a	5,000,000

Maryland--2.3%
Maryland Economic Development
Corporation, Revenue
(Chesapeake Advertising
Facility) (LOC; M&T Bank)	0.52	12/7/09	1,645,000	a	1,645,000
Montgomery County,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.40	1/11/10	5,000,000		5,000,000

Massachusetts--4.8%
Massachusetts,
GO Notes, RAN	2.50	4/29/10	3,000,000		3,026,391
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue) (Insured;
Assured Guaranty Municipal

Corp. and Liquidity Facility;
JPMorgan Chase Bank)	0.31	12/7/09	10,800,000	a	10,800,000

Michigan--10.1%
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.40	12/3/09	5,000,000		5,000,000
Michigan Housing Development
Authority, Rental Housing
Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.32	12/7/09	5,800,000	a	5,800,000
Michigan Strategic Fund,
LOR (Diocese of Grand Rapids
Educational and Cathedral
Square Project) (LOC; Fifth
Third Bank)	0.69	12/7/09	11,200,000	a	11,200,000
Michigan Strategic Fund,
LOR (NSS Technologies Project)
(LOC; Wachovia Bank)	0.49	12/7/09	4,000,000	a	4,000,000
Oakland County Economic
Development Corporation, LOR
(Michigan Seamless Tube LLC
Project) (LOC; ABN-AMRO)	0.45	12/7/09	2,760,000	a	2,760,000

Minnesota--1.2%
Waite Park,
IDR (McDowall Company Project)
(LOC; U.S. Bank NA)	0.46	12/7/09	3,340,000	a	3,340,000

Missouri--2.2%
Missouri Development Finance
Board, LR, CP (LOC; U.S. Bank
NA)	0.30	12/17/09	6,218,000		6,218,000

Nevada--6.3%
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Landesbank
Baden-Wurttemberg)	0.32	12/7/09	15,500,000	a	15,500,000
Nevada,

Highway Improvement Revenue
(Motor Vehicle Fuel Tax)	5.00	12/1/09	2,500,000		2,500,000

New Hampshire--2.4%
Rockingham County,
GO Notes, TAN	1.25	12/18/09	7,000,000		7,001,778

New York--1.4%
Metropolitan Transportation
Authority, RAN	2.00	12/31/09	4,000,000		4,005,262

North Carolina--4.6%
Iredell County Industrial
Facilities and Pollution
Control Financing Authority,
IDR (C.R. Onsrud, Inc.
Project) (LOC; Wachovia Bank)	0.44	12/7/09	2,805,000	a	2,805,000
North Carolina Capital Facilities
Finance Agency, Educational
Facilities Revenue (High Point
University Project) (LOC;
Branch Banking and Trust Co.)	0.28	12/7/09	4,000,000	a	4,000,000
North Carolina Medical Care
Commission, Health Care
Facility Revenue (Merlots
Program) (Providence Place
Retirement Community Nursing
Home Project) (Liquidity
Facility; Wachovia Bank and
LOC; GNMA)	0.23	12/7/09	6,235,000	a,b	6,235,000

Ohio--2.0%
Akron,
Street Improvement Special
Assessment Notes	3.50	10/1/10	1,000,000		1,006,080
Clark County,
Solid Waste Facilities Revenue
(Eastwood Dairy LLC Project)
(LOC; Wachovia Bank)	0.49	12/7/09	2,750,000	a	2,750,000
Ohio Turnpike Commission,
Turnpike Revenue, Refunding	2.00	2/15/10	2,105,000		2,111,505

Oklahoma--2.6%
Optima Municipal Authority,
Industrial Revenue (Seaboard
Project) (LOC; SunTrust Bank)	0.60	12/7/09	7,500,000	a	7,500,000

Pennsylvania--4.0%
Delaware County Industrial
Development Authority, PCR, CP
(Exelon Generation Company
LLC) (LOC; BNP Paribas)	0.35	12/17/09	2,000,000		2,000,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	12/7/09	2,000,000	a	2,000,000
Lancaster County Hospital
Authority, Health Center
Revenue (LUTHERCARE Project)
(LOC; M&T Bank)	0.27	12/7/09	1,380,000	a	1,380,000
Montgomery County Industrial
Development Authority,
Revenue, CP (Exelon Project)
(LOC; BNP Paribas)	0.28	12/3/09	1,000,000		1,000,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Bank)	0.42	12/7/09	5,000,000	a	5,000,000

South Carolina--1.7%
South Carolina Jobs-Economic
Development Authority, HR
(Conway Hospital, Inc.)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Branch Banking and
Trust Co.)	0.31	12/7/09	4,975,000	a	4,975,000

Tennessee--5.1%
Knox County Health, Educational
and Housing Facility Board,
Hospital Facilities Revenue
(Catholic Healthcare Partners)

(LOC; Landesbank
Baden-Wurttemberg)	0.30	12/7/09	4,300,000	a	4,300,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	0.30	12/7/09	3,380,000	a,b	3,380,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	0.30	12/7/09	6,885,000	a,b	6,885,000

Texas--6.9%
Greenville Industrial Development
Corporation, IDR (Woodgrain
Project) (LOC; General
Electric Capital Corp.)	0.44	12/7/09	3,225,000	a	3,225,000
Harris County Metropolitan
Transportation Authority, CP
(Liquidity Facility; JPMorgan
Chase Bank)	0.39	4/13/10	6,500,000		6,500,000
Texas,
TRAN	2.50	8/31/10	5,000,000		5,076,687
University of Texas System Board
of Regents, Financing System
Revenue	0.18	12/7/09	4,750,000	a	4,750,000

Vermont--1.5%
Vermont Economic Development
Authority, Revenue, CP
(Economic Development Capital
Program) (LOC; Calyon)	0.45	3/2/10	3,400,000		3,400,000
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Capital Asset
Financing Program) (LOC;
Comerica Bank)	1.16	12/7/09	760,000	a	760,000

Virginia--.9%
Hanover County Industrial
Development Authority, IDR
(Virginia Iron and Metal
Company Inc., Project) (LOC;
Branch Banking and Trust Co.)	0.38	12/7/09	2,555,000	a	2,555,000

Washington--2.6%
Port of Chehalis Industrial
Development Corporation,
Industrial Revenue (JLT
Holding, LLC Project) (LOC;
Wells Fargo Bank)	0.44	12/7/09	2,610,000	a	2,610,000
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Mirabella Project)
(LOC; HSH Nordbank)	0.30	12/1/09	4,800,000	a	4,800,000

Wisconsin--4.0%
Waupaca,
IDR (Gusmer Enterprises, Inc.
Project) (LOC; Wachovia Bank)	0.49	12/7/09	3,350,000	a	3,350,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; Bank One)	0.35	12/7/09	3,060,000	a	3,060,000
Wisconsin Health and Educational
Facilities Authority, Revenue,
Refunding (Lawrence University
of Wisconsin) (LOC; JPMorgan
Chase Bank)	0.27	12/7/09	4,145,000	a	4,145,000
Wisconsin Rural Water Construction
Loan Program Commmission,
Revenue, BAN	1.50	11/15/10	1,000,000		1,007,107

Total Investments (cost $285,368,346)			99.7%		285,368,346
Cash and Receivables (Net)			.3%		861,407
Net Assets			100.0%		286,229,753

a	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, these securities amounted to $25,310,000 or 8.8% of net assets.

At November 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue

SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	285,368,346
Level 3 - Significant Unobservable Inputs	-
Total	285,368,346

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Basic New Jersey Municipal Money Market Fund

November 30, 2009 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.6%	Rate (%)	Date	Amount ($)	Value ($)
New Jersey--97.8%
Asbury Park Board of Education,
GO Notes, Refunding	3.50	2/1/10	100,000	100,419
Atlantic County,
GO Notes	1.50	10/1/10	200,000	201,324
Bergen County Improvement
Authority, County-Guaranteed
Revenue (County Administration
Complex)	2.75	11/15/10	125,000	127,316
Berlin Borough,
GO Notes	5.25	9/15/10	200,000	207,057
Black Horse Pike Regional School
District Board of Education,
GO Notes, Refunding	3.00	12/1/09	120,000	120,000
Brigantine,
GO Notes	3.75	1/15/10	100,000	100,317
Burlington Township Board of
Education, GO Notes, Refunding	5.00	1/15/10	380,000	381,805
Cinnaminson Township Board of
Education, GO Notes, Refunding	3.00	8/1/10	100,000	101,322
Clifton Board of Education,
GO Notes, Refunding	2.60	12/15/09	400,000	400,258
Cranbury Township,
GO Notes, Refunding (General
Improvement)	3.00	12/1/09	260,000	260,000
Delran Township,
GO Notes, Refunding	3.00	1/1/10	405,000	405,783
East Greenwich Township,
GO Notes, BAN	1.50	4/20/10	1,181,000	1,183,495
East Rutherford Borough,
GO Notes (General Improvement)	2.00	11/1/10	500,000	506,161
East Windsor Township,
GO Notes (General Improvement)	2.00	7/1/10	475,000	478,588
Evesham Township Board of

Education, GO Notes, Refunding	4.00	9/1/10	100,000	102,417
Fair Haven Borough School
District, Temporary Notes	2.00	9/28/10	1,000,000	1,004,879
Fairfield Township,
GO Notes, Refunding	1.75	1/15/10	205,000	205,212
Franklin Township Board of
Education, GO Notes	4.50	2/15/10	100,000	100,800
Glen Rock,
GO Notes, BAN	1.75	1/22/10	1,255,975	1,256,503
Gloucester County,
GO Notes (County College)	2.00	1/15/10	185,000	185,226
Gloucester County,
GO Notes (County College)	2.00	10/15/10	195,000	196,906
Hudson County Improvement
Authority, County-Guaranteed
Pooled Notes (Local Unit Loan
Program)	1.75	9/3/10	2,400,000	2,415,252
Hudson County Improvement
Authority, County-Guaranteed
Pooled Notes (Local Unit Loan
Program)	1.75	9/22/10	2,000,000	2,013,615
Jackson Township,
GO Notes, Refunding	2.00	12/1/09	450,000	450,000
Lavallette Borough,
GO Notes, Refunding (General
Improvement)	3.50	4/1/10	280,000	282,408
Mantua Township,
GO Notes, BAN	3.25	12/18/09	433,414	433,829
Marlboro Township Board of
Education, GO Notes, Refunding	4.50	7/15/10	125,000	127,983
Mercer County Improvement
Authority, Revenue, Refunding
(County Courthouse Project)	3.00	11/1/10	500,000	510,702
Middlesex County,
GO Notes (General Improvement)	3.63	1/1/10	775,000	776,955
Middletown Township Board of
Education, GO Notes	4.00	8/1/10	185,000	189,117
Monmouth County Improvement
Authority, Revenue (Howell
Township Board of Education
Refunding Project)	2.00	7/15/10	115,000	115,888

New Jersey,
COP, Refunding (Equipment
Lease Purchase Agreement)	5.25	6/15/10	350,000		357,535
New Jersey,
GO Notes (Various Purposes)	5.13	5/1/10	100,000		101,696
New Jersey,
GO Notes, Refunding	5.25	7/15/10	150,000		154,125
New Jersey,
GO Notes, Refunding	5.00	8/1/10	150,000		154,379
New Jersey Building Authority,
State Building Revenue,
Refunding	5.25	12/15/09	1,190,000		1,191,999
New Jersey Economic Development
Authority, Economic Growth
Revenue (Greater Mercer County
Composite Issue) (LOC;
Wachovia Bank)	0.97	12/7/09	370,000	a	370,000
New Jersey Economic Development
Authority, EDR (AJV Holdings
LLC Project) (LOC; JPMorgan
Chase Bank)	2.80	12/7/09	450,000	a	450,000
New Jersey Economic Development
Authority, EDR (ARND LLC
Project) (LOC; Comerica Bank)	0.37	12/7/09	2,125,000	a	2,125,000
New Jersey Economic Development
Authority, EDR (Community
Options, Inc. Project) (LOC;
Wachovia Bank)	0.34	12/7/09	900,000	a	900,000
New Jersey Economic Development
Authority, EDR (Paddock
Realty, LLC Project) (LOC;
Wells Fargo Bank)	0.44	12/7/09	1,110,000	a	1,110,000
New Jersey Economic Development
Authority, EDR, Refunding (RDR
Investment Company LLC) (LOC;
JPMorgan Chase Bank)	0.44	12/7/09	1,210,000	a	1,210,000
New Jersey Economic Development
Authority, First Mortgage
Revenue, Refunding (Winchester
Gardens at Ward Homestead
Project) (LOC; Valley National
Bank)	0.58	12/7/09	1,300,000	a	1,300,000

New Jersey Economic Development
Authority, IDR (CST Products,
LLC Project) (LOC; National
Bank of Canada)	0.44	12/7/09	2,600,000	a	2,600,000
New Jersey Economic Development
Authority, Revenue (G&W
Laboratories, Inc. Project)
(LOC; Wachovia Bank)	0.44	12/7/09	3,230,000	a	3,230,000
New Jersey Economic Development
Authority, Revenue (Melrich
Road Development Company, LLC
Project) (LOC; Wachovia Bank)	0.44	12/7/09	1,600,000	a	1,600,000
New Jersey Economic Development
Authority, Revenue (MZR Real
Estate, L.P. Project) (LOC;
Wachovia Bank)	0.44	12/7/09	845,000	a	845,000
New Jersey Economic Development
Authority, Revenue (Parke
Place Associates, LLC Project)
(LOC; Commerce Bank NA)	0.37	12/7/09	2,700,000	a	2,700,000
New Jersey Economic Development
Authority, Revenue (Richmond
Industries, Inc. and Richmond
Realty, LLC Projects) (LOC;
Commerce Bank NA)	0.37	12/7/09	550,000	a	550,000
New Jersey Economic Development
Authority, Revenue (The Hun
School of Princeton Project)
(LOC; Allied Irish Banks)	0.30	12/7/09	3,605,000	a	3,605,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.25	6/15/10	940,000		961,379
New Jersey Economic Development
Authority, School Facilities
Construction Revenue, Refunding	5.00	12/15/09	250,000		250,360
New Jersey Economic Development
Authority, School Facilities
Construction Revenue,
Refunding (LOC; Allied Irish
Banks)	0.30	12/7/09	7,700,000	a	7,700,000
New Jersey Economic Development
Authority, Transportation
Project Sublease Revenue (New

Jersey Transit Corporation
Light Rail Transit System
Projects)	5.75	5/1/10	145,000		147,970
New Jersey Economic Development
Authority, Transportation
Project Sublease Revenue (New
Jersey Transit Corporation
Light Rail Transit System
Projects)	5.75	5/1/10	300,000		306,079
New Jersey Educational Facilities
Authority, Higher Education
Facilities Trust Fund Revenue,
Refunding	5.00	9/1/10	150,000		154,752
New Jersey Educational Facilities
Authority, Revenue (Higher
Education Capital Improvement
Fund Issue)	5.25	9/1/10	100,000		103,163
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	4.00	7/1/10	200,000		203,921
New Jersey Educational Facilities
Authority, Revenue, Refunding
(The College of Saint
Elizabeth Issue) (LOC; RBS
Citizens NA)	0.38	12/7/09	5,090,000	a	5,090,000
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility; Dexia
Credit Locale)	0.39	12/7/09	11,060,000	a	11,060,000
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	12/15/09	100,000		100,142
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/09	150,000		150,261
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/09	500,000		500,625
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	6/15/10	200,000		204,760
Newark,

GO Notes	4.00	7/15/10	175,000		177,961
Newark,
GO Notes, BAN	3.25	4/14/10	200,000		201,262
Newark,
GO Notes, Refunding	5.13	12/15/09	350,000		350,548
North Bergen Township Board of
Education, GO Notes, Refunding
(School Bonds)	2.25	3/1/10	355,000		355,648
Norwood,
GO Notes, TAN	1.50	2/10/10	1,000,000		1,000,495
Ocean City,
GO Notes, BAN	3.00	3/12/10	1,000,000		1,003,382
Old Bridge Township,
GO Notes, Refunding	2.25	6/1/10	510,000		513,149
Orange Township,
GO Notes, Refunding	4.00	12/1/09	280,000		280,000
Passaic County,
GO Notes, Refunding (County
College and General
Improvement)	1.75	9/1/10	365,000		367,036
Port Authority of New York and New
Jersey, Equipment Notes	0.41	12/7/09	1,745,000	a	1,745,000
Port Authority of New York and New
Jersey, Equipment Notes	0.41	12/7/09	1,615,000	a	1,615,000
River Edge Borough,
GO Notes (General Improvement)	2.00	11/15/10	245,000		248,145
Rutgers, The State University,
GO	2.00	5/1/10	100,000		100,537
Shore Regional High School
District, Temporary Notes	3.00	12/15/09	1,350,000		1,351,021
Shore Regional High School
District Board of Education,
GO Notes	2.00	9/15/10	499,000		504,085
Somerset County Improvement
Authority, County Guaranteed
Governmental Loan Revenue	1.25	10/1/10	130,000		130,645
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;

Merrill Lynch and Company Inc.)	0.71	12/7/09	5,020,000	a,b	5,020,000
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	0.71	12/7/09	6,640,000	a,b	6,640,000
Upper Freehold Township,
GO Notes (General Improvement)	2.00	11/15/10	350,000		354,494
Wanaque Valley Regional Sewer
Authority, Temporary Financing
Notes	3.00	9/24/10	500,000		503,987
Wenonah Borough Board of
Education, GO Notes	4.00	1/15/10	100,000		100,341
West Essex Regional School
District, Temporary Notes	2.00	4/21/10	1,000,000		1,001,880
Westampton Township Board of
Education, GO Notes, Refunding	3.00	3/1/10	185,000		185,908
Wildwood Crest Borough,
GO Notes	3.00	11/1/10	650,000		661,841

U.S. Related--1.8%
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing
Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb Company
Project)	0.37	12/7/09	1,700,000	a	1,700,000

Total Investments (cost $92,542,048)			99.6%		92,542,048
Cash and Receivables (Net)			.4%		408,740
Net Assets			100.0%		92,950,788

a	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, these securities amounted to $11,660,000 or 12.5% of net assets.

At November 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes

SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	92,542,048
Level 3 - Significant Unobservable Inputs	-
Total	92,542,048

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Bond Fund
November 30, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.2%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.9%
Alabama State Board of Education,
Revenue (Calhoun Community
College) (Insured; AMBAC)	5.00	5/1/25	5,155,000	5,300,010
Jefferson County Public Building
Authority, LR Warrants
(Insured; AMBAC)	5.13	4/1/17	2,380,000	1,457,369
Alaska--1.6%
Alaska Housing Finance
Corporation, Mortgage Revenue	5.10	6/1/12	705,000	705,578
Alaska Industrial Development and
Export Authority, Revenue
(Providence Health and
Services)	5.00	10/1/31	4,790,000	4,800,682
Arizona--1.4%
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/28	2,000,000	2,177,620
Salt River Project Agricultural
Improvement and Power
District, COP (Desert Basin
Independent Trust) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/18	2,700,000	2,875,284
Arkansas--.3%
Arkansas Development Finance
Authority, Construction
Revenue (Public Health
Laboratory Project) (Insured;
AMBAC)	5.00	12/1/17	1,025,000	1,095,633
California--17.4%
Bay Area Toll Authority,
San Francisco Bay Area Toll

Bridge Revenue	5.25	4/1/27	2,000,000		2,165,520
Beaumont Financing Authority,
Local Agency Revenue (Insured;
AMBAC)	4.75	9/1/33	7,065,000		5,868,260
California,
Economic Recovery Bonds	5.00	7/1/20	3,000,000		3,145,410
California,
GO	5.25	10/1/16	295,000		296,909
California,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	9/1/10	105,000	a	108,877
California,
GO (Various Purpose)	5.75	4/1/31	6,700,000		6,835,139
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,078,750
California Educational Facilities
Authority, Revenue (Pomona
College)	0.00	7/1/30	3,005,000	b	1,070,321
California Public Works Board,
LR (University of California)
(Insured; AMBAC)	5.40	12/1/16	1,000,000		1,002,810
California Statewide Communities
Development Authority, Revenue
(The Salk Institute for
Biological Studies) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/24	1,880,000		1,943,713
Glendale Community College
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	8/1/21	1,520,000	b	869,410
Glendora Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/26	2,575,000	b	958,054
Glendora Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/27	2,000,000	b	694,100
Golden State Tobacco
Securitization Corporation,

Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	2,770,000		2,391,092
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	6,640,000		4,959,748
Los Angeles,
Wastewater System Revenue	5.75	6/1/34	2,500,000		2,743,525
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	3,500,000		3,844,855
Nevada Joint Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/1/22	1,160,000		1,224,426
Pajaro Valley Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/26	1,500,000	b	555,030
Placer Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/27	4,110,000	b	1,426,376
Placer Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/28	4,000,000	b	1,293,360
Sacramento County,
Airport System Senior Revenue	5.30	7/1/27	2,000,000		2,079,600
Sacramento County,
Airport System Senior Revenue	5.38	7/1/28	2,000,000		2,077,200
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/27	3,280,000		3,466,435
San Juan Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/20	1,425,000		1,534,996
Tustin Unified School District
Community Facilities District
Number 97-1, Senior Lien
Special Tax Bonds (Insured;
Assured Guaranty Municipal
Corp.)	0.00	9/1/21	1,615,000	b	853,560
University of California Regents,

General Revenue	5.75	5/15/31	2,000,000		2,239,060
Walnut Valley Unified School
District, GO (Insured; FGIC)	6.50	8/1/19	1,765,000		1,782,068
West Sacramento Redevelopment
Agency, Tax Allocation Revenue
(West Sacramento Redevelopment
Project) (Insured; National
Public Finance Guarantee Corp.)	4.75	9/1/16	800,000		804,928
Colorado--3.2%
Black Hawk,
Device Tax Revenue	5.00	12/1/14	500,000		506,840
Black Hawk,
Device Tax Revenue	5.00	12/1/18	600,000		571,146
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,000,000		1,159,190
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,200,000		1,297,968
Colorado Health Facilities
Authority, Revenue (Porter
Place, Inc. Project)
(Collateralized; GMNA)	5.88	1/20/20	1,940,000		1,963,552
Colorado Water Resources and Power
Development Authority,
Drinking Water Revenue	5.25	9/1/15	1,000,000		1,003,600
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/24	2,000,000		1,999,820
Northwest Parkway Public Highway
Authority, Senior Revenue
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	0.00	6/15/11	7,300,000	a,b	2,899,487
Delaware--1.8%
Delaware Economic Development
Authority, PCR (Delmarva Power
and Light Company Project)
(Insured; AMBAC)	4.90	5/1/11	5,000,000		5,083,950

Delaware Housing Authority,
Revenue	5.15	7/1/17	540,000	551,048
Delaware Housing Authority,
Revenue	5.40	7/1/24	770,000	794,755
Florida--8.7%
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	4/1/36	5,000,000	4,906,300
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program-Florida Universities)
(Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/17	2,000,000	2,003,120
Florida Department of Children and
Family Services, COP (South
Florida Evaluation Treatment
Center Project)	5.00	10/1/21	600,000	621,438
Florida Department of Corrections,
COP (Okeechobee Correctional
Institution) (Insured; AMBAC)	5.00	3/1/15	1,000,000	1,092,920
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.13	2/1/31	3,500,000	3,514,525
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	3,260,000	3,662,284
Florida State University Financial
Assistance Inc., Educational
and Athletic Facilities
Improvement Revenue (Insured;
AMBAC)	5.00	10/1/18	1,705,000	1,780,412
Lee County,
Transportation Facilities
Revenue (Sanibel Bridges and
Causeway Project) (Insured;
CIFG)	5.00	10/1/22	1,820,000	1,906,377

Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)	5.75	4/1/28	1,250,000	1,310,088
Miami-Dade County School Board,
COP (Miami-Dade County School
Board Foundation, Inc.)
(Insured; AMBAC)	5.00	11/1/26	1,000,000	1,019,280
Orlando,
Capital Improvement Special
Revenue	4.75	10/1/22	2,875,000	2,881,613
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
National Public Finance
Guarantee Corp.)	5.00	8/1/26	1,955,000	1,847,025
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
National Public Finance
Guarantee Corp.)	5.00	8/1/31	750,000	671,355
University of Central Florida,
COP (UCF Convocation
Corporation Master Lease
Program) (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/18	1,765,000	1,794,352
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/19	1,525,000	1,649,974
Georgia--3.6%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	1,640,000	1,757,670
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	1,000,000	1,020,890
Atlanta,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/18	1,200,000	1,313,424

Bulloch County Development
Authority, Student Housing LR
(Georgia Southern University
Project) (Insured; AMBAC)	5.00	8/1/18	970,000		1,037,929
Carrollton Payroll Development
Authority, RAC (UWG Athletic
Complex, LLC Project)	6.25	6/15/34	3,895,000		4,190,747
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Municipal Corp.)	5.63	6/15/38	2,000,000		2,078,940
Savannah Economic Development
Authority, Revenue (AASU
Student Union, LLC Project)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/15/32	1,240,000		1,256,318
Idaho--3.4%
Boise State University,
Student Union and Housing
System Revenue (Insured; FGIC)
(Prerefunded)	5.38	4/1/12	5,000	a	5,539
Boise-Kuna Irrigation District,
Revenue (Arrowrock
Hydroelectric Project)	7.38	6/1/40	5,600,000		6,280,456
Caldwell,
Parity Lien Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	9/1/18	2,625,000		2,790,664
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group)	6.13	12/1/28	2,500,000		2,736,025
Illinois--4.7%
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	2,500,000		2,671,900
Huntley,
Special Service Area Number
Nine Special Tax Bonds
(Insured; Assured Guaranty

Municipal Corp.)	5.10	3/1/28	3,500,000	3,619,735
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured;
AMBAC)	6.00	2/1/28	750,000	783,368
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured;
AMBAC)	6.25	2/1/33	500,000	518,375
Illinois Finance Authority,
Revenue (Rush University
Medical Center Obligated
Group) (Insured; National
Public Finance Guarantee Corp.)	5.75	11/1/28	1,000,000	1,033,040
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	2,000,000	1,815,700
Illinois Health Facilities
Authority, Revenue
(Delnor-Community Hospital)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	5/15/27	6,000,000	6,202,620
Kentucky--.4%
Barbourville,
Educational Facilities First
Mortgage Revenue (Union
College Energy Conservation
Project)	5.25	9/1/26	1,500,000	1,364,295
Louisiana--3.4%
Louisiana Office Facilities
Corporation, LR (Louisiana
State Capital Complex Program)
(Insured; AMBAC)	5.50	5/1/15	705,000	740,701
Louisiana Office Facilities
Corporation, LR (Louisiana
State Capital Complex Program)
(Insured; National Public
Finance Guarantee Corp.)	5.25	3/1/17	4,500,000	4,555,395
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	1/1/23	2,000,000	2,266,280

Orleans Parish School Board,
Public School Revenue
(Insured; FGIC)	5.20	2/1/14	4,355,000	4,355,261
Maine--1.2%
Maine Housing Authority,
Mortgage Purchase Bonds	5.35	11/15/21	4,290,000	4,326,765
Maryland--1.9%
Hyattsville,
Special Obligation Revenue
(University Town Center
Project)	5.60	7/1/24	1,500,000	1,306,155
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,075,000	1,075,559
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue (Single Family Program)	4.75	4/1/13	2,890,000	2,944,939
Maryland Economic Development
Corporation, LR (Montgomery
County Wayne Avenue Parking
Garage Project)	5.25	9/15/14	1,295,000	1,441,309
Michigan--4.9%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	1,500,000	1,723,095
Jonesville Community Schools,
GO Unlimited Tax (School Bond
Loan Fund Guaranteed)
(Insured; National Public
Finance Guarantee Corp.)	5.00	5/1/16	685,000	757,370
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	1,000,000	1,209,230
Kent County,
Airport Revenue (Gerald R.
Ford International Airport)	5.00	1/1/26	2,555,000	2,701,529

Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	5.50	7/1/20	1,255,000	1,116,661
Lincoln Consolidated School
District, GO Unlimited Tax
(School Bond Loan Fund
Guaranteed) (Insured; Assured
Guaranty Municipal Corp.)	5.00	5/1/16	1,155,000	1,284,372
Michigan Hospital Finance
Authority, HR (MidMichigan
Obligated Group)	5.00	4/15/36	3,750,000	3,465,863
Michigan Public Educational
Facilities Authority, LOR
(Nataki Talibah Schoolhouse of
Detroit Project)	6.50	10/1/30	3,040,000	2,460,546
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/34	3,000,000	2,475,690
Mississippi--.4%
Mississippi Development Bank,
Special Obligation Revenue
(Waveland, GO Public
Improvement Bond Project)
(Insured; AMBAC)	5.00	11/1/20	1,315,000	1,377,699
Missouri--.8%
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	4.85	12/1/11	230,000	242,880
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.25	12/1/16	675,000	694,832
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.38	12/1/18	650,000	664,476
Saint Louis County,
Annual Appropriation-Supported
Tax Increment Revenue (Lambert
Airport Eastern Perimeter
Redevelopment Project)
(Insured; AMBAC)	5.00	2/15/25	1,265,000	1,338,066

Nebraska--.7%
Municipal Energy Agency of
Nebraska, Power Supply System
Revenue (Insured; AMBAC)	5.25	4/1/16	2,305,000	2,499,219
Nevada--.8%
Clark County,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/26	2,865,000	2,950,663
New Hampshire--.6%
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.05	7/1/12	760,000	779,714
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.15	7/1/13	1,175,000	1,200,627
New Jersey--1.2%
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	65,000	80,733
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	185,000	221,110
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	6,000,000	3,935,220
New York--1.6%
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000	5,611,300
North Carolina--2.1%
Charlotte,
Water and Sewer System Revenue	5.00	7/1/34	1,000,000	1,051,670
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/26	5,000,000	5,117,100
Onslow County Hospital Authority,
FHA Insured Mortgage Revenue
(Onslow Memorial Hospital
Project) (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/25	1,250,000	1,293,788
Ohio--2.9%
Elyria City School District,

GO Classroom Facilities and
School Improvement Bonds
(Insured; XLCA)	5.00	12/1/35	3,300,000	3,306,138
Maple Heights City School District
Board of Education, COP (Wylie
Athletic Complex Project)	6.00	11/1/28	1,150,000	1,162,581
Montgomery County,
Revenue (Miami Valley Hospital)	6.25	11/15/33	2,000,000	2,099,600
Ohio Water Development Authority,
Water Development Revenue
(Fresh Water Improvement
Series)	4.75	12/1/27	1,550,000	1,591,370
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund)
(Toledo School for the Arts
Project)	5.50	5/15/28	2,630,000	2,165,595
Oklahoma--.3%
Tulsa Industrial Authority,
Student Housing Revenue (The
University of Tulsa)	5.25	10/1/26	1,135,000	1,165,055
Oregon--.9%
Oregon,
GO (Alternate Energy Project)	6.00	10/1/26	1,400,000	1,652,882
Oregon Department of
Administrative Services,
Lottery Revenue	5.00	4/1/29	1,500,000	1,606,770
Pennsylvania--8.0%
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	6.38	12/15/37	2,000,000	1,682,200
Coatesville Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	8/15/17	4,000,000	4,547,880
Dauphin County General Authority,
Office and Parking Revenue
(Riverfront Office Center
Project)	6.00	1/1/25	2,000,000	1,559,280
Harrisburg Authority,

University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	2,000,000		1,785,820
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	1,000,000		997,290
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
of Pennsylvania)	5.88	7/1/38	1,500,000		1,371,615
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000		2,800,025
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	2,450,000		2,525,632
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	2,000,000		2,194,800
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	12/15/23	3,500,000		3,752,280
Philadelphia Hospitals and Higher
Education Facilities
Authority, Health System
Revenue (Jefferson Health
System)	5.00	5/15/11	1,410,000		1,421,195
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/14	270,000		284,774
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue) (Prerefunded)	6.25	12/1/11	730,000	a	818,388
Washington County Industrial
Development Authority, PCR
(West Penn Power Company
Mitchell Station Project)

(Insured; AMBAC)	6.05	4/1/14	2,500,000		2,503,275
Texas--11.9%
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/15	1,580,000		1,563,584
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	5.75	1/1/24	2,750,000		2,264,817
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	5.75	1/1/34	1,000,000		766,380
Coastal Water Authority,
Water Conveyance System
Revenue (Insured; AMBAC)	6.25	12/15/17	2,170,000		2,180,264
Corpus Christi,
Combination Tax and Municipal
Hotel Occupancy Tax Revenue,
Certificates of Obligation
(Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/18	1,955,000		2,142,269
Corpus Christi,
Utility System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/15/21	1,000,000		1,032,520
Del Mar College District,
Limited Tax Bonds (Insured;
FGIC)	5.25	8/15/17	1,295,000		1,467,002
Denton,
GO (Insured; CIFG)	5.00	2/15/22	450,000		482,755
Denton Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/23	135,000	b	64,026
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/20	415,000		451,088
Galveston County,
Combination Tax and Revenue
Certificates of Obligation

(Insured; AMBAC)	5.25	2/1/18	1,000,000		1,079,450
Houston,
Tax and Revenue Certificates
of Obligation (Prerefunded)	5.63	3/1/11	300,000	a	319,092
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/21	525,000		532,460
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/21	740,000		750,515
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/29	1,000,000		1,003,420
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/30	4,000,000	b	1,325,240
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/31	9,110,000	b	2,841,045
Lubbock Health Facilities
Development Corporation,
Revenue (Sears Plains
Retirement Corporation
Project) (Collateralized; GNMA)	5.50	1/20/21	995,000		1,015,985
Lubbock Housing Finance
Corporation, MFHR (Las
Colinas, Quail Creek and
Parkridge Place Apartments
Projects)	6.00	7/1/22	1,175,000		946,627
McKinney,
Tax and Limited Pledge
Waterworks and Sewer System
Revenue, Certificates of
Obligation (Insured; AMBAC)	5.00	8/15/26	1,300,000		1,367,119
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.50	8/15/20	1,100,000		1,210,154

Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/27	1,000,000	b	415,690
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/28	4,675,000	b	1,825,120
Montgomery Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	1,315,000		1,410,785
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.63	1/1/33	5,000,000		5,219,050
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	3,000,000		3,137,850
Pearland Economic Development
Corporation, Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	1,035,000		1,072,094
San Antonio,
Electric and Gas Systems
Revenue	5.50	2/1/20	255,000		311,962
San Antonio,
GO	5.00	2/1/16	120,000		120,422
Schertz-Cibolo Universal City
Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	0.00	2/1/32	5,545,000	b	1,686,955
Sharyland Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/17	1,130,000		1,250,187
Texas National Research Laboratory
Commission Financing
Corporation, LR
(Superconducting Super

Collider Project)	6.95	12/1/12	490,000	536,192
Utah--.4%
Intermountain Power Agency,
Subordinated Power Supply
Revenue	5.25	7/1/22	1,250,000	1,315,975
Virginia--.7%
Fairfax County Redevelopment and
Housing Authority, LR (James
Lee Community Center)	5.25	6/1/19	1,120,000	1,177,534
Middle River Regional Jail
Authority, Jail Facility
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	5/15/19	1,200,000	1,284,480
Washington--2.4%
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.50	6/1/34	1,000,000	1,056,820
Washington Economic Development
Finance Authority, EDR
(Benaroya Research Institute
at Virginia Mason Project)	4.00	6/1/24	2,645,000	2,507,672
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	3,500,000	3,773,805
Washington Health Care Facilities
Authority, Revenue (MultiCare
Health System) (Insured;
Assured Guaranty Municipal
Corp.)	5.50	8/15/24	1,000,000	1,052,150
Wisconsin--.9%
Milwaukee Housing Authority,
MFHR (Veterans Housing
Projects) (Collateralized;
FNMA)	5.10	7/1/22	1,000,000	1,068,980
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	2,000,000	2,147,240
U.S. Related--1.8%

Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/26	1,000,000	999,950
Puerto Rico Public Finance
Corporation, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.00	8/1/26	1,500,000	1,867,560
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	3,250,000	3,338,433
Total Long-Term Municipal Investments
(cost $344,530,697)				346,338,742
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.1%	Rate (%)	Date	Amount ($)	Value ($)
Nebraska;
Lancaster County Hospital
Authority Number 1, Health
Facilities Revenue (Immanuel
Health Systems-Williamsburg
Project) (LOC; Allied Irish
Banks)
(cost $200,000)	0.30	12/1/09	200,000 [c]	200,000
Total Investments (cost $344,730,697)			98.3%	346,538,742
Cash and Receivables (Net)			1.7%	5,930,005
Net Assets			100.0%	352,468,747

a

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $344,730,697. Net unrealized appreciation on investments was $1,808,045 of which $13,055,151 related to appreciated investment securities and $11,247,106 related to depreciated investment securities.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue

SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	346,538,742	-	346,538,742

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Municipal Bond Fund
November 30, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.8%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.0%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/20	2,500,000	2,158,200
Alaska--.7%
Alaska Industrial Development and
Export Authority, Community
Provider Revenue (Boys and
Girls Home and Family
Services, Inc. Project)	5.88	12/1/27	2,000,000	1,578,500
Arizona--5.2%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	3,000,000	3,389,850
Pima County Industrial Development
Authority, Education
Facilities Revenue (Sonoran
Science Academy Tucson Project)	5.75	12/1/37	2,750,000	2,101,990
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,000,000	2,270,760
Pinal County Electrical District
Number 4, Electric System
Revenue	6.00	12/1/38	1,150,000	1,132,911
Scottsdale Industrial Development
Authority, HR (Scottsdale
Healthcare)	5.25	9/1/30	2,800,000	2,561,664
California--8.4%
California,
GO (Various Purpose)	6.50	4/1/33	2,000,000	2,151,880

California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	2,105,000		2,191,389
California Pollution Control
Financing Authority, SWDR
(Waste Management, Inc.
Project)	5.13	11/1/23	1,500,000		1,423,335
California Statewide Communities
Development Authority,
Environmental Facilities
Revenue (Microgy Holdings
Project)	9.00	12/1/38	750,000		641,047
California Statewide Communities
Development Authority, Revenue
(Bentley School)	6.75	7/1/32	985,000		946,940
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/35	3,300,000		2,795,925
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	1,000,000		1,080,470
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	4,750,000		3,548,012
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	2,000,000		1,445,760
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue (Mission Bay South
Redevelopment Project)	6.63	8/1/39	2,000,000		2,068,840
Silicon Valley Tobacco
Securitization Authority,
Tobacco Settlement
Asset-Backed Bonds (Santa
Clara County Tobacco
Securitization Corporation)	0.00	6/1/36	5,710,000	a	576,767

Colorado--2.6%
Colorado Educational and Cultural
Facilities Authority,
Independent School Improvement
Revenue (Vail Christian High
School Project)	5.50	6/1/37	2,000,000		1,199,260
Colorado Health Facilities
Authority, Revenue (American
Baptist Homes of the Midwest
Obligated Group)	5.90	8/1/37	3,500,000		2,839,935
Colorado Health Facilities
Authority, Revenue (Christian
Living Communities Project)	5.75	1/1/37	1,800,000		1,373,292
El Paso County,
SFMR (Collateralized: FNMA and
GNMA)	6.20	11/1/32	295,000		299,829
Connecticut--1.3%
Connecticut Development Authority,
Water Facilities Revenue
(Bridgeport Hydraulic Company
Project)	6.15	4/1/35	1,200,000		1,201,248
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	1,735,000		1,699,658
District of Columbia--2.1%
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA and
GNMA)	6.65	6/1/30	2,590,000		2,765,472
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA and
GNMA)	7.50	12/1/30	1,200,000		1,289,376
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	0.00	6/15/46	11,560,000	a	433,500
Metropolitan Washington Airports

Authority, Special Facility
Revenue (Caterair
International Corporation)	10.13	9/1/11	220,000		216,979
Florida--1.3%
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.25	9/1/27	1,000,000		946,520
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	4,000,000	b	1,999,200
Georgia--1.5%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/27	1,500,000		1,597,995
Georgia Housing and Finance
Authority, SFMR	5.60	12/1/32	1,665,000		1,669,995
Idaho--1.8%
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	4,000,000		4,000,800
Illinois--5.6%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.00	10/1/33	370,000		389,721
Harvey,
GO	5.63	12/1/32	4,000,000		3,747,960
Illinois Educational Facilities
Authority, Student Housing
Revenue (University Center
Project) (Prerefunded)	6.25	5/1/12	1,000,000	c	1,137,320
Illinois Finance Authority,
MFHR (DeKalb Supportive Living
Facility Project)	6.10	12/1/41	2,750,000		2,079,935
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	3,000,000		2,723,550
Quad Cities Regional Economic
Development Authority, MFHR

(Heritage Woods of Moline SLF
Project)	6.00	12/1/41	1,000,000		732,260
Will Kankakee Regional Development
Authority, MFHR (Senior
Estates Supportive Living
Project)	7.00	12/1/42	2,000,000		1,690,640
Indiana--1.0%
Indiana Finance Authority,
Environmental Facilities
Revenue (Indianapolis Power
and Light Company Project)	4.90	1/1/16	2,000,000		2,121,820
Kansas--1.4%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	790,000		820,802
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.25	12/1/35	2,125,000		2,261,808
Kentucky--.5%
Kentucky Area Development
Districts Financing Trust, COP
(Lease Acquisition Program)	5.50	5/1/27	1,070,000		1,084,948
Louisiana--6.0%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	4,867,000		4,012,988
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	4,000,000		4,074,960
Louisiana Public Facilities
Authority, Revenue (SUSLA
Facilities, Inc. Project)	5.75	7/1/39	4,000,000	d	2,806,480
Saint James Parish,
SWDR (Freeport-McMoRan
Partnership Project)	7.70	10/1/22	2,530,000		2,529,519

Maryland--2.2%
Maryland Economic Development
Corporation, PCR (Potomac
Electric Project)	6.20	9/1/22	3,000,000	3,416,370
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	6.00	1/1/28	1,400,000	1,447,894
Massachusetts--.7%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Fisher
College Issue)	5.13	4/1/30	1,780,000	1,443,847
Michigan--5.9%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,080,000	1,594,694
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	1,500,000	1,771,455
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	2,000,000	1,645,080
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	4,185,000	3,651,915
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	8.25	9/1/39	2,000,000	2,318,920
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	2,500,000	2,063,625
Minnesota--1.4%
Cottage Grove,
Subordinate Senior Housing
Revenue (PHS/Cottage Grove,
Inc. Project)	6.00	12/1/46	1,500,000	1,320,240

North Oaks,
Senior Housing Revenue
(Presbyterian Homes of North
Oaks, Inc. Project)	6.50	10/1/47	2,000,000	1,892,720
Mississippi--1.6%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.90	5/1/22	1,500,000	1,491,315
Mississippi Home Corporation,
SFMR (Collateralized: FNMA and
GNMA)	6.25	12/1/32	1,870,000	1,963,014
Missouri--1.3%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.63	12/1/28	2,500,000	2,502,450
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	7.50	3/1/31	420,000	451,282
Nevada--1.2%
Clark County,
IDR (Nevada Power Company
Project)	5.60	10/1/30	3,000,000	2,744,940
New Hampshire--.7%
New Hampshire Health and Education
Facilities Authority, Revenue
(The Memorial Hospital Issue)	5.25	6/1/36	1,900,000	1,585,018
New Jersey--2.6%
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	1,000,000	839,410
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/29	3,070,000	2,958,344
New Jersey Economic Development
Authority, EDR (United
Methodist Homes of New Jersey
Obligated Group Issue)	5.50	7/1/19	425,000	383,193
New Jersey Economic Development

Authority, IDR (Newark Airport
Marriott Hotel Project)	7.00	10/1/14	1,510,000		1,486,988
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	4,000,000	a	173,640
New Mexico--.8%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.30	12/1/16	1,000,000		1,000,390
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	690,000		727,888
New York--2.3%
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center
Project)	6.25	3/1/15	1,500,000		1,487,145
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	4,000,000		3,549,400
North Carolina--.9%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/26	1,000,000		1,023,420
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community)	6.13	11/1/38	1,000,000		969,030
Ohio--.9%
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric
Corporation Project)	5.63	10/1/19	1,000,000		1,004,490
Ohio Air Quality Development
Authority, PCR (FirstEnergy

Generation Corporation Project)	5.63	6/1/18	1,000,000		1,066,680
Oklahoma--.7%
Oklahoma Development Finance
Authority, SWDR (Waste
Management of Oklahoma, Inc.
Project)	7.00	12/1/10	1,500,000		1,543,650
Oregon--.5%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	1,000,000		1,000,150
Other State--.5%
Munimae Tax Exempt Subsidiary LLC	5.90	9/30/20	2,000,000	d	1,109,580
Pennsylvania--4.2%
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	5,000,000		4,464,550
Montgomery County Higher Education
and Health Authority, First
Mortgage Improvement Revenue
(AHF/Montgomery, Inc. Project)	6.88	4/1/36	2,000,000		1,691,080
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
Pennsylvania)	6.00	7/1/42	1,500,000		1,381,830
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	6.50	1/1/38	1,825,000		1,702,816
Rhode Island--.9%
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/32	2,000,000		1,887,880
Tennessee--2.6%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage

Revenue (Mountain States
Health Alliance)	5.50	7/1/36	1,500,000		1,445,190
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue	5.00	2/1/23	1,730,000		1,646,458
The Health, Educational and
Housing Facility Board of the
City of Chattanooga, Revenue
(CDFI Phase 1, LLC Project)	5.00	10/1/25	425,000		355,104
The Health, Educational and
Housing Facility Board of the
City of Chattanooga, Revenue
(CDFI Phase 1, LLC Project)	6.00	10/1/35	2,800,000		2,256,044
Texas--13.5%
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	5.75	1/1/34	6,000,000		4,598,280
Brazos River Authority,
PCR (TXU Electric Company
Project)	8.25	5/1/33	1,000,000	d	615,220
Brazos River Authority,
PCR (TXU Energy Company LLC
Project)	5.00	3/1/41	2,500,000		1,055,775
Brazos River Authority,
Revenue (Houston Industries
Inc. Project) (Insured; AMBAC)	5.13	5/1/19	1,950,000		1,954,095
Brazos River Authority,
Revenue (Reliant Energy, Inc.
Project)	5.38	4/1/19	1,000,000		1,009,000
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (American
Airlines, Inc.)	6.00	11/1/14	3,900,000		3,029,715
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (American
Airlines, Inc.)	9.00	5/1/15	1,640,000		1,450,875
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet

Inc. Project)	6.15	1/1/16	1,000,000	968,450
Gulf Coast Industrial Development
Authority, Environmental
Facilities Revenue (Microgy
Holdings Project)	7.00	12/1/36	3,750,000	1,893,563
La Vernia Higher Education Finance
Corporation, Education Revenue
(KIPP Incorporated)	6.25	8/15/39	2,250,000	2,246,715
Mission Economic Development
Corporation, SWDR (Allied
Waste North America, Inc.
Project)	5.20	4/1/18	1,500,000	1,471,095
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	1,175,000	1,228,991
North Texas Tollway Authority,
Second Tier System Revenue	6.13	1/1/31	3,700,000	3,858,767
Texas Public Finance Authority,
Charter School Finance
Corporation, Education Revenue
(Burnham Wood Charter School
Project)	6.25	9/1/36	2,250,000	1,884,308
Willacy County Local Government
Corporation, Project Revenue	6.88	9/1/28	3,665,000	2,943,728
Virginia--1.6%
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.25	7/1/19	3,000,000	3,577,110
Washington--2.1%
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.50	6/1/27	1,585,000	1,236,316
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.60	6/1/37	1,500,000	1,084,095
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.60	9/1/25	1,675,000	1,379,463

Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.75	9/1/30	1,250,000		998,175
West Virginia--.6%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	1,405,000		1,286,081
Wisconsin--2.1%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	1,920,000		2,080,205
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.38	6/1/12	2,300,000	c	2,596,125
Wyoming--.4%
Sweetwater County,
SWDR (FMC Corporation Project)	5.60	12/1/35	1,000,000		903,960
U.S. Related--4.2%
Government of Guam,
GO	6.75	11/15/29	1,500,000		1,537,050
Government of Guam,
LOR (Section 30)	5.38	12/1/24	1,500,000		1,528,470
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/26	3,000,000		2,999,850
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,000,000		2,054,420
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Notes) (Senior Lien/Capital
Projects)	5.00	10/1/29	1,205,000		1,162,307
Total Investments (cost $231,760,099)			96.8%		214,903,343
Cash and Receivables (Net)			3.2%		7,115,670

Net Assets	100.0%	222,019,013

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b	Non-income producing--security in default.
c

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, these securities had a total market value of $4,531,280 or 2.0% of net assets.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $231,760,099. Net unrealized depreciation on investments was $16,856,756 of which $8,047,564 related to appreciated investment securities and $24,904,320 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board

IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment In Lieu Of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

	Level 1 -		Level 3 -
	Unadjusted	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	214,903,343	-	214,903,343

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	January 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	January 19, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 19, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)